Intangible Assets, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets, Net (Textual)
Amortization expenses	$ 328,983	$ 216,180	$ 15,346
Impairment loss on intangible assets	$ 2,711,535